GOVERMENT ASSISTANCE RECEIVED (Narrative) (Details)	12 Months Ended
	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)	May 04, 2020 CAD ($)	May 04, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Paycheck protection program	$ 0	$ 100,818	$ 0
CARES Act Paycheck Protection Program Loan ("PPP Loan") [Member]
Disclosure of detailed information about borrowings [line items]
Loan received				$ 100,818	$ 75,000
Borrowings, interest rate				1.00%	1.00%
Paycheck protection program		$ 100,818